Note 15 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loss carry-forwards	$ 4,943	$ 2,251
Expenses not currently deductible	37,225	31,353
Allowance for credit losses	8,125	4,779
Inventory and other reserves	1,836	3,357
Deferred Tax Assets, Gross	52,129	41,740
Depreciation and amortization	97,896	86,175
Basis differences of partnerships and other entities	1,919	2,053
Prepaid and other expenses deducted for tax purposes	2,186	1,896
Deferred Tax Liabilities, Gross	102,001	90,124
Net deferred income tax asset (liability) before valuation allowance	(49,872)	(48,384)
Valuation allowance	1,400	1,017
Net deferred income tax asset (liability)	$ (51,272)	$ (49,401)